UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2000
                                                  ------------------------------

Check here if Amendment    [  ] ; Amendment Number:
                                                   --------------------

     This Amendment (Check only one.):       [  ]  is a restatement.

                                             [  ]  adds new holdings entries.



Institutional Investment Manager Filing this Report:


Name:          Shay Assets Management, Inc.
               --------------------------------------------------------
Address:       230 West Monroe Street, Suite 2810
               --------------------------------------------------------
               Chicago, IL  60606
               --------------------------------------------------------

               --------------------------------------------------------


Form 13F File Number: 28-7232
                         ------------------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Edward E. Sammons, Jr.
               --------------------------------------------------------
Title:         President
               --------------------------------------------------------
Phone:         (312) 214-6590
               --------------------------------------------------------


Signature, Place, and Date of Signing:



/s/ Edward E. Sammons, Jr.            Chicago, IL              January 26, 2001
---------------------------------  ----------------------    --------------
Signature                             City, State              Date



Report Type (Check only one.):


[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                NONE
                                                  --------------------

Form 13F Information Table Entry Total:           28
                                                  --------------------

Form 13F Information Table Value Total:          $172,759
                                                  --------------------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

      COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6        COLUMN 7        COLUMN 8
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                                                                                       INVESTMENT
                                                                                       DISCRETION                   VOTING AUTHORITY

                              TITLE OF                VALUE    SHRS OR  SH/  PUT/       SHARED  SHARED   OTHER
    NAME OF ISSUER             CLASS      CUSIP     (X$1000)   PRN AMT  PRN  CALL  SOLE DEFINED OTHER   MANAGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------

Abbott Laboratories           common    002824100    6,539     135,000             X                                X
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American Express              common    025816109    2,472      45,000             X                                X
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Automatic Data Pro            common    053015103    7,281     115,000             X                                X
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Berkshire Hathaway            common    084670108    4,260          60             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb          common    110122108    5,545      75,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corp                   common    172908105    8,244     155,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Clorox Co                     common    189054109    6,035     170,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Company             common    191216100    7,313     120,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.          common    291011104    9,063     115,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                    common    313586109    9,369     108,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                   common    313400301    9,987     145,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co. Inc.              common    364730101    6,622     105,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Gap Inc.                      common    364760108    5,738     225,000             X                                X
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                  common    375766102    5,419     150,000             X                                X
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Home Depot                    common    437076102    5,026     110,000             X                                X
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Illinois Tool Works           common    452308109    4,467      75,000             X                                X
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Int'l Flavors & Fragrances    common    459506101    1,219      60,000             X                                X
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Intel Corp.                   common    458140100    3,908     130,000             X                                X
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Interpublic Group             common    460690100    6,810     160,000             X                                X
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Johnson & Johnson            common     478160104    8,930      85,000             X                                X
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


      COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6        COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       INVESTMENT
                                                                                       DISCRETION                   VOTING AUTHORITY

                              TITLE OF                VALUE    SHRS OR  SH/  PUT/       SHARED  SHARED   OTHER
    NAME OF ISSUER             CLASS      CUSIP     (X$1000)   PRN AMT  PRN  CALL  SOLE DEFINED OTHER   MANAGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                common    55261F104    3,400      50,000             X                                X
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McDonald's Corp.              common    580135101    5,100     150,000             X                                X
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Merck & Co.                   common    589331107    8,426      90,000             X                                X
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Microsoft Corp.               common    594918104    4,338     100,000             X                                X
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Pitney Bowes Inc.             common    724479100    5,466     165,000             X                                X
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Sysco Corporation             common    871829107    8,700     290,000             X                                X
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Wal-Mart Stores               common    931142103    6,375     120,000             X                                X
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Wrigley Wm. Jr. Co.           common    982526105    6,707      70,000             X                                X
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COLUMN TOTAL                                       172,759
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